VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Austria : 1.4%
Andritz AG 16,368 $ 1,415,659
Underline
Canada : 1.4%
ATS Corp. (USD) * 46,507 1,338,471
Underline
China : 1.7%
Gpixel Changchun
Microelectronics, Inc.
(HKD) * 24,600 348,200
UBTech Robotics Corp. Ltd.
(HKD) * 96,250 1,271,301
1,619,501
Finland : 1.6%
Konecranes Oyj 50,360 1,549,078
Underline
France : 1.6%
Dassault Systemes SE 74,564 1,521,832
Underline
Germany : 2.7%
Basler AG 8,949 289,848
Duerr AG 54,969 1,115,377
Krones AG 9,715 1,248,447
2,653,672
Israel : 0.5%
Nova Ltd. (USD) * 890 483,217
Underline
Japan : 25.1%
Advantest Corp. 3,600 740,941
Amada Co. Ltd. 78,400 1,444,307
Argo Graphics, Inc. 35,000 261,378
Azbil Corp. 137,800 1,468,154
Daifuku Co. Ltd. † 43,100 1,910,153
Disco Corp. 1,200 624,549
DMG Mori Co. Ltd. 61,000 1,324,525
FANUC Corp. 63,100 2,906,761
Fuji Corp. 28,700 1,507,703
Keyence Corp. 10,000 5,057,046
Lasertec Corp. 1,900 603,773
Omron Corp. 41,400 1,496,840
Optex Group Co. Ltd. 11,600 302,137
Renesas Electronics Corp. 20,100 620,731
Tokyo Electron Ltd. 1,900 921,619
Yaskawa Electric Corp. 40,300 1,778,315
Yokogawa Electric Corp. 47,800 1,680,567
24,649,499
Netherlands : 6.3%
ASM International NV 530 609,863
ASML Holding N.V. (USD) 2,608 5,188,459
TKH Group NV 6,719 335,936
6,134,258
Norway : 1.3%
AutoStore Holdings Ltd.
144A * 1,012,141 1,268,360
Underline
Sweden : 1.6%
Hexagon AB 190,428 1,578,440
Underline
Switzerland : 7.9%
ABB Ltd. 45,526 4,960,572
Interroll Holding AG 673 1,062,707
Number
of Shares Value
Switzerland (continued)
Kardex Holding AG 4,358 $ 1,222,698
STMicroelectronics N.V.
(USD) 8,009 599,794
7,845,771
United Kingdom : 5.1%
IMI PLC 41,845 1,649,444
Renishaw PLC 18,902 1,284,488
TechnipFMC PLC (USD) 30,777 2,040,515
4,974,447
United States : 41.7%
Ambarella, Inc. * 6,724 576,919
Analog Devices, Inc. 2,304 915,080
Applied Materials, Inc. 2,853 2,062,719
Autodesk, Inc. * 15,827 3,077,085
Bentley Systems, Inc. † 17,159 512,883
Cognex Corp. 14,825 1,073,627
Emerson Electric Co. 33,169 4,748,142
Intuitive Surgical, Inc. * 1,973 784,623
Kadant, Inc. † 4,404 1,383,869
KLA Corp. 4,947 1,492,559
Lam Research Corp. 4,389 1,901,885
Lattice Semiconductor
Corp. * 3,410 521,594
Lincoln Electric Holdings, Inc. 7,008 1,860,694
Microchip Technology, Inc. 5,999 547,109
Novanta, Inc. * † 8,917 1,446,694
NVIDIA Corp. 22,693 4,540,642
Oceaneering International,
Inc. * 32,629 1,322,127
ON Semiconductor Corp. * 4,575 432,521
Onto Innovation, Inc. * 1,689 639,202
Ouster, Inc. * † 10,809 675,779
PTC, Inc. * 7,840 890,702
Rockwell Automation, Inc. 7,621 3,773,005
Symbotic, Inc. * 30,329 1,363,289
Teledyne Technologies,
Inc. * 3,464 2,310,142
Teradyne, Inc. 1,590 769,306
Texas Instruments, Inc. 3,793 1,130,580
40,752,777
Total Common Stocks
(Cost: $84,382,208) 97,784,982
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.6%
Money Market Fund: 0.6%
(Cost: $558,777)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 558,777 558,777
Total Investments: 100.5%
(Cost: $84,940,985) 98,343,759
Liabilities in excess of other assets: (0.5)% (475,792)
NET ASSETS: 100.0% $ 97,867,967

VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
HKD Hong Kong Dollar
USD United States Dollar
(a) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $2,765,638.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,268,360, or 1.3% of net assets.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 97,784,982
Austria $ — $ 1,415,659 $ — $ 1,415,659
Canada 1,338,471 — — 1,338,471
China 348,200 1,271,301 — 1,619,501
Finland — 1,549,078 — 1,549,078
France — 1,521,832 — 1,521,832
Germany — 2,653,672 — 2,653,672
Israel 483,217 — — 483,217
Japan — 24,649,499 — 24,649,499
Netherlands 5,524,395 609,863 — 6,134,258
Norway — 1,268,360 — 1,268,360
Sweden — 1,578,440 — 1,578,440
Switzerland 599,794 7,245,977 — 7,845,771
United Kingdom 3,325,003 1,649,444 — 4,974,447
United States 40,752,777 — — 40,752,777
Money Market Fund 558,777 — — 558,777
Total Investments $ 52,930,634 $ 45,413,125 $ — $ 98,343,759
*
See Schedule of Investments for geographic regions.